26. Operating revenue (Tables)	12 Months Ended
Dec. 31, 2017
Operating Revenue Tables
Operating revenue
	2017	2016	2015

Metropolitan region of São Paulo	8,636,926	7,749,694	6,021,949
Regional Systems	3,586,820	3,372,538	2,924,876
Total	12,223,746	11,122,232	8,946,825

Reconciliation between gross operating income and net operating income
	2017	2016	2015

Revenue from sanitation services (i)	12,223,746	11,122,232	8,946,825
Construction revenue	3,150,877	3,732,877	3,336,716
Sales tax	(757,619)	(756,901)	(571,972)
Regulation, Control and Oversight Fee (TRCF)	(8,771)	-	-
Net revenue	14,608,233	14,098,208	11,711,569

(i) Includes the amount of R$ 8,771 corresponding to the TRCF charged from customers from the municipalities regulated by ARSESP.